DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details 4) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net income	¥ 860,908,711	¥ 532,672,757	¥ 235,441,839
VIEs (primary beneficiary)
Variable Interest Entity [Line Items]
Revenues	4,030,796,059	3,247,097,840	1,230,596,060
Net income	¥ 910,293,862	¥ 1,074,500,910	¥ 316,604,468